Summary of Significant Accounting Policies - Credit loss provision for the current and non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets	¥ 59,149,752	$ 8,575,908	¥ 63,641,315
Non-current assets	37,114,173	$ 5,381,050	19,242,286
Expected credit loss provision - current	50,415		42,040
Expected credit loss provision - non-current	89,641		49,309
Trade and notes receivable
Current assets	¥ 5,157,814		¥ 2,823,222
Expected credit loss rate - current	0.77%	0.77%	0.90%
Expected credit loss provision - current	¥ 39,644		¥ 25,417
Amounts due from related parties
Current assets	¥ 1,387,694		¥ 1,564,025
Expected credit loss rate - current	0.49%	0.49%	0.81%
Expected credit loss provision - current	¥ 6,738		¥ 12,691
Prepayments and other current assets
Current assets	¥ 2,250,441		¥ 1,854,075
Expected credit loss rate - current	0.18%	0.18%	0.21%
Expected credit loss provision - current	¥ 4,033		¥ 3,932
Other non-current assets
Non-current assets	¥ 7,488,200		¥ 5,598,764
Expected credit loss rate - non-current	1.20%	1.20%	0.88%
Expected credit loss provision - non-current	¥ 89,641		¥ 49,309